Retirement benefit schemes - additional information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Percentage of principal schemes to total defined benefit schemes	90.00%
Percentage of defined benefit net costs charged to the adjusted profit	70.00%
Frequency of valuations	3 years
Net asset and (liability) for pension and healthcare schemes	£ 146	£ 51	£ 111